Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions

Note 3. Related-Party Transactions

Related party transactions include transactions between the Company and certain of its affiliates. The following transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.

The Company has entered into several agreements with subsidiaries of General Electric Company and its consolidated affiliates (GE) relating to the operation of its business. As a result of these agreements, GE has been a debtor, creditor, holder of preferred shares and currently is a holder of common shares.

The Company has entered into five separate supply agreements with GE to manufacture wind blades in Newton, Iowa; Taicang Port, China; Juárez, Mexico (2) and Izmir, Turkey. As a result of the supply agreements, GE is the Company’s largest customer. As disclosed at note 11, Concentration of Customers, for the three months ended March 31, 2017 and 2016, the Company recorded related-party sales with GE of $84.9 million and $96.2 million, respectively. As of March 31, 2017 and December 31, 2016, the Company had accounts receivables related to sales to GE of $25.1 million and $16.6 million, respectively.

Since 2007, the Company has issued multiple series of preferred shares, including several preferred share issuances to GE. Immediately prior to the closing of the IPO, all shares of the then-outstanding preferred shares were converted into shares of common stock. As a result of these transactions, GE owned 8.4% of the Company’s outstanding common stock as of March 31, 2017.

In January 2016, the Company entered into an agreement with GE and received an advance of $2.0 million, which the Company repaid in full in August 2016.

Certain of the Company’s existing stockholders, consisting of entities associated with Element Partners, Angeleno Group and Landmark Partners, each of which is an affiliate of a member of the board of directors, as well as certain executive officers and a director, purchased an aggregate of 1,250,000 shares of common stock in the IPO. In addition, all outstanding obligations and accrued interest under the Company’s subordinated convertible promissory notes held by certain existing stockholders, including Element Partners, Angeleno Group and Landmark Partners, were converted into an aggregate of 1,079,749 shares of common stock concurrent with the closing of the IPO at the public offering price of $11.00 per share.

Note 3. Related-Party Transactions

Related party transactions include transactions between the Company and certain of its affiliates. The following transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.

The Company has historically entered into several agreements with subsidiaries of General Electric Company and its consolidated affiliates (GE) relating to the operation of its business. As a result of these agreements, GE has been a debtor, creditor, holder of preferred shares and now a holder of common shares.

The Company has entered into five separate supply agreements with GE to manufacture wind blades in Newton, Iowa; Taicang Port, China; Juárez, Mexico (2) and Izmir, Turkey. As a result of the supply agreements, GE is the Company’s largest customer. As disclosed at note 18, Concentration of Customers, for the years ended December 31, 2016, 2015 and 2014, the Company recorded related-party sales with GE of $379.9 million, $312.5 million and $234.8 million, respectively. As of December 31, 2016 and 2015, the Company had accounts receivables related to sales to GE of approximately $16.6 million and $19.0 million, respectively.

Since 2007, the Company had issued multiple series of preferred shares, including several preferred share issuances to GE. Immediately prior to the closing of the IPO, all shares of the then-outstanding preferred shares were converted into shares of common stock. As a result of these transactions, GE owns 8.4% of the Company’s outstanding common stock as of December 31, 2016. See Note 14, Convertible and Senior Redeemable Preferred Shares and Warrants.

In January 2016, the Company entered into an agreement with GE and received an advance of $2.0 million, which the Company repaid in full in August 2016. See Note 11, Customer Deposits and Customer Advances.

Certain of the Company’s existing stockholders, consisting of entities associated with Element Partners, Angeleno Group and Landmark Partners, each of which is an affiliate of a member of the board of directors, as well as certain executive officers and a director, purchased an aggregate of 1,250,000 shares of common stock in the IPO. In addition, all outstanding obligations under the Company’s subordinated convertible promissory notes, including accrued interest, held by certain existing stockholders, including Element Partners, Angeleno Group and Landmark Partners, were converted into an aggregate of 1,079,749 shares of common stock concurrent with the closing of the IPO at the public offering price of $11.00 per share.